LONG-TERM DEBT AND CREDIT AGREEMENTS	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
LONG-TERM DEBT AND CREDIT AGREEMENTS	LONG-TERM DEBT AND CREDIT AGREEMENTS

	December 31,
	2023	2022
1.30% Euro notes due 2023	$—	$1,334
3.35% notes due 2023	—	300
0.00% Euro notes due 2024	547	534
2.30% notes due 2024	750	750
4.85% notes due 2024	400	400
1.35% notes due 2025	1,250	1,250
2.50% notes due 2026	1,500	1,500
1.10% notes due 2027	1,000	1,000
3.50% Euro notes due 2027	711	—
4.95% notes due 2028	500	500
2.25% Euro notes due 2028	820	800
4.25% notes due 2029	750	—
2.70% notes due 2029	750	750
1.95% notes due 2030	1,000	1,000
1.75% notes due 2031	1,500	1,500
0.75% Euro notes due 2032	547	534
3.75% Euro notes due 2032	547	—
5.00% notes due 2033	1,100	1,100
4.50% notes due 2034	1,000	—
4.125% Euro notes due 2034	1,094	1,067
5.70% notes due 2036	441	441
5.70% notes due 2037	462	462
5.375% notes due 2041	417	417
3.812% notes due 2047	442	445
2.80% notes due 2050	750	750
Industrial development bond obligations, floating rate maturing at various dates through 2037	22	22
6.625% debentures due 2028	201	201
9.065% debentures due 2033	51	51
Other (including capitalized leases), 7.0% weighted average interest rate maturing at various dates through 2029	217	265
Fair value of hedging instruments	(166)	(287)
Debt issuance costs	(245)	(233)
Total Long-term debt and current related maturities	18,358	16,853
Less: Current maturities of long-term debt	1,796	1,730
Total Long-term debt	$16,562	$15,123
The schedule of principal payments on long-term debt is as follows:

December 31, 2023
2024	$1,796
2025	1,314
2026	1,528
2027	1,718
2028	1,527
Thereafter	10,475
Total Long-term debt and current related maturities	18,358
Less: Current maturities of long-term debt	1,796
Total Long-term debt	$16,562
On December 1, 2023, the Company repaid its 3.35% notes due 2023.
On May 17, 2023, the Company issued $750 million 4.25% Senior Notes due 2029 and $1.0 billion 4.50% Senior Notes due 2034 (collectively, the 2023 USD Notes). The Company may redeem the 2023 USD Notes at any time, and from time to time, in whole or in part, at the Company's option at the applicable redemption price. The offering provided gross proceeds of $1.8 billion, offset by $20 million in discount and closing costs related to the offering.
On May 17, 2023, the Company issued €650 million 3.50% Senior Notes due 2027 and €500 million 3.75% Senior Notes due 2032 (collectively, the 2023 Euro Notes). The Company may redeem the 2023 Euro Notes at any time, and from time to time, in whole or in part, at the Company's option at the applicable redemption price. The offering provided gross proceeds of $1.2 billion, offset by $12 million in discount and closing costs related to the offering.
The 2023 USD Notes and 2023 Euro Notes are senior unsecured and unsubordinated obligations of the Company and rank equally with each other and with all of the Company's existing and future senior unsecured debt and senior to all of the Company's subordinated debt. The Company intends to use the proceeds from the issuances for the repayment of commercial paper and general corporate purposes.
On February 22, 2023, the Company repaid its 1.30% Euro notes due 2023.
On March 20, 2023, the Company entered into a $1.5 billion 364-day credit agreement (the 364-Day Credit Agreement) and a $4.0 billion amended and restated five-year credit agreement (the 5-Year Credit Agreement). The 364-Day Credit Agreement replaced the $1.5 billion 364-day credit agreement dated as of March 24, 2022, which was terminated in accordance with its terms effective March 20, 2023. Amounts borrowed under the 364-Day Credit Agreement are required to be repaid no later than March 18, 2024, unless (i) Honeywell elects to convert all then outstanding amounts into a term loan, upon which such amounts shall be repaid in full on March 18, 2025, or (ii) the 364-Day Credit Agreement is terminated earlier pursuant to its terms. The 5-Year Credit Agreement amended and restated the previously reported $4.0 billion amended and restated five-year credit agreement dated as of March 24, 2022. Commitments under the 5-Year Credit Agreement can be increased pursuant to the terms of the 5-Year Credit Agreement to an aggregate amount not to exceed $4.5 billion. The 364-Day Credit Agreement and 5-Year Credit Agreement are maintained for general corporate purposes.
As of December 31, 2023, there were no outstanding borrowings under the 364-Day Credit Agreement or 5-Year Credit Agreement.
On November 2, 2022, the Company issued $400 million 4.85% Senior Notes due 2024, $500 million 4.95% Senior Notes due 2028, and $1.1 billion 5.00% Senior Notes due 2033 (collectively, the 2022 USD Notes). The Company may redeem the 2022 USD Notes at any time, and from time to time, in whole or in part, at the Company's option at the applicable redemption price. The offering provided gross proceeds of $2.0 billion, offset by $22 million in discount and closing costs related to the offering.
On November 2, 2022, the Company issued €1.0 billion 4.125% Senior Notes due 2034 (the 2022 Euro Notes). The Company may redeem the 2022 Euro Notes at any time, and from time to time, in whole or in part, at the Company's option at the applicable redemption price. The offering provided gross proceeds of $990 million, offset by $17 million in discount and closing costs related to the offering.
The 2022 USD Notes and 2022 Euro Notes are senior unsecured and unsubordinated obligations of the Company and rank equally with each other and with all of the Company's existing and future senior unsecured debt and senior to all of the Company's subordinated debt. The Company intends to use the proceeds from the issuance for general corporate purposes.
On August 8, 2022, the Company repaid its 2.15% and its Floating rate notes due 2022. On August 19, 2022, the Company repaid its 0.483% notes due 2022.